Finance income and expense - Net finance expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finance income
Returns on fixed deposits and equity securities	$ 8	$ 8	$ 8
Returns on short-term deposits	62	35	28
Fair value gains on debt and interest rate swaps	4		10
Net exchange gains		8
Discount unwind on other long-term assets	10	16
Interest on tax receivables	29
Total	113	67	46
Finance expense
Interest on debt and commercial paper	(612)	(565)	(361)
Interest on overdrafts, finance leases and other financing costs	(52)	(52)	(31)
Net interest on post-employment defined benefit plan net liabilities (Note 20)	(49)	(63)	(77)
Net exchange losses	(148)		(36)
Discount unwind on contingent consideration arising from business combinations (Note 18)	(402)	(497)	(524)
Discount unwind on other long-term liabilities	(245)	(190)	(46)
Fair value losses on debt and interest rate swaps		(17)
Total	(1,508)	(1,384)	(1,075)
Net finance expense	$ (1,395)	$ (1,317)	$ (1,029)